Share-Based Compensation - SARs fair value (Details)			12 Months Ended
	Dec. 14, 2019 $ / shares	Nov. 28, 2018 $ / shares	Dec. 31, 2020 Y $ / shares
SARs
Share-Based Compensation
Decrease in exercise price to reflect effect from distribution of special dividend	$ 0.38	$ 0.40
SARs granted 17 May 2013
Share-Based Compensation
Grant date share closing price			$ 13.26
Exercise price			$ 12.48
Expected volatility (as a percent)			29.31%
Expected term (Years) | Y			6
Risk-free interest rate for the period similar to the expected term			1.08%
SARs granted 1 April 2014
Share-Based Compensation
Grant date share closing price			$ 24.00
Exercise price			$ 23.22
Expected volatility (as a percent)			29.42%
Expected term (Years) | Y			6
Risk-free interest rate for the period similar to the expected term			2.03%
SARs granted 1 April 2015
Share-Based Compensation
Grant date share closing price			$ 19.48
Exercise price			$ 18.70
Expected volatility (as a percent)			39.30%
Expected term (Years) | Y			6
Risk-free interest rate for the period similar to the expected term			1.48%
SARs granted 1 April 2016
Share-Based Compensation
Grant date share closing price			$ 9.28
Exercise price			$ 8.50
Expected volatility (as a percent)			47.30%
Expected term (Years) | Y			6
Risk-free interest rate for the period similar to the expected term			1.37%
SARs granted 3 April 2017
Share-Based Compensation
Grant date share closing price			$ 15.55
Exercise price			$ 14.77
Expected volatility (as a percent)			46.00%
Expected term (Years) | Y			6
Risk-free interest rate for the period similar to the expected term			1.99%
SARs granted 2 April 2018
Share-Based Compensation
Grant date share closing price			$ 16.30
Exercise price			$ 15.52
Expected volatility (as a percent)			44.50%
Expected term (Years) | Y			6
Risk-free interest rate for the period similar to the expected term			2.61%
SARs granted 1 April 2019
Share-Based Compensation
Grant date share closing price			$ 17.79
Exercise price			$ 17.41
Expected volatility (as a percent)			45.03%
Expected term (Years) | Y			6
Risk-free interest rate for the period similar to the expected term			2.35%
SARs granted 20 August 2019
Share-Based Compensation
Grant date share closing price			$ 12.34
Exercise price			$ 11.96
Expected volatility (as a percent)			45.80%
Expected term (Years) | Y			6
Risk-free interest rate for the period similar to the expected term			1.47%